Summary of Signification Accounting Policies - Schedule of Disaggregation Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 58,303,835	$ 61,686,170	$ 44,560,418
Percentage of total revenue	100.00%	100.00%	100.00%
Food and beverage [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 31,533,800	$ 25,716,683	$ 14,024,908
Percentage of total revenue	54.00%	42.00%	32.00%
Fresh produce [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,949,010	$ 19,375,772	$ 21,254,818
Percentage of total revenue	20.00%	31.00%	48.00%
Lifestyle and other personal care items [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 26,320	$ 1,932,630	$ 2,846,407
Percentage of total revenue	1.00%	3.00%	6.00%
Packaged-tour [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 14,789,379	$ 14,661,085	$ 6,434,285
Percentage of total revenue	24.00%	24.00%	14.00%
Others [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,326
Percentage of total revenue	1.00%